Leuthold Global Fund
Schedule of Investments
December 31, 2019 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 62.16%
Banks - 4.41%
Banco do Brasil SA (b)	8,000	$105,588
Bank Mandiri Persero Tbk PT (b)	200,000	110,513
China CITIC Bank Corp., Ltd. - H Shares (b)	154,000	92,339
Citizens Financial Group, Inc.	3,469	140,876
CTBC Financial Holding Co., Ltd. (b)	134,000	100,251
First Horizon National Corp.	6,751	111,797
Grupo Financiero Banorte SAB de CV (b)	17,000	94,911
Hilltop Holdings, Inc.	4,626	115,326
Nedbank Group, Ltd. (b)	4,984	76,314
Regions Financial Corp.	8,002	137,314
RHB Bank Bhd (b)	64,400	90,999
Sterling Bancorp	5,357	112,926
Taishin Financial Holding Co., Ltd. (b)	169,573	82,072
Thanachart Capital PCL - NVDR	47,600	84,929
Turkiye Halk Bankasi AS (b)	56,057	55,671
Valley National Bancorp (f)	9,276	106,210
		1,618,036
Building Products - 2.73%
American Woodmark Corp. (a)	1,241	129,697
Assa Abloy AB - Class B (b)	5,710	133,474
Builders FirstSource, Inc. (a)	5,385	136,833
Kingspan Group PLC (b)	2,546	155,501
Masco Corp. (f)	3,625	173,964
Owens Corning	2,207	143,720
Universal Forest Products, Inc.	2,702	128,885
		1,002,074
Capital Markets - 4.42%
Evercore, Inc. - Class A	1,598	119,467
The Goldman Sachs Group, Inc.	1,542	354,552
Haitong Securities Co., Ltd. - H Shares (b)	123,200	145,541
LPL Financial Holdings, Inc.	2,079	191,788
Meritz Securities Co., Ltd. (b)	26,157	85,506
Morgan Stanley	7,553	386,109
Raymond James Financial, Inc. (f)	2,029	181,514
Stifel Financial Corp.	2,614	158,539
		1,623,016
Construction Materials - 3.67%
Asia Cement Corp. (b)	75,000	120,052
Buzzi Unicem SpA (b)	4,500	113,432
China National Building Material Co., Ltd. - H Shares (b)	118,000	131,644
CRH PLC - ADR	4,787	193,060
HeidelbergCement AG (b)	2,238	162,625
LafargeHolcim, Ltd. (b)	3,308	183,519
Martin Marietta Materials, Inc. (f)	610	170,580
Taiheiyo Cement Corp. (b)	3,800	111,542
Vulcan Materials Co.	1,120	161,269
		1,347,723
Consumer Finance - 3.50%
Ally Financial, Inc.	6,994	213,737
Capital One Financial Corp.	3,118	320,873
Encore Capital Group, Inc. (a)	3,143	111,137
Krungthai Card PCL - NVDR	106,100	139,730
Santander Consumer USA Holdings, Inc. (f)	9,082	212,246
Synchrony Financial	7,996	287,936
		1,285,659
Entertainment - 3.09%
Activision Blizzard, Inc.	4,268	253,604
Electronic Arts, Inc. (a)	2,223	238,995
Konami Holdings Corp. (b)	3,600	147,933
NetEase, Inc. - ADR (f)	826	253,285
Nintendo Co., Ltd. (b)	600	239,976
		1,133,793
Food & Staples Retailing - 4.22%
Alimentation Couche-Tard, Inc. - Class B (b)	6,994	221,957
Koninklijke Ahold Delhaize NV (b)	8,639	216,601
The Kroger Co.	6,262	181,535
Seven & i Holdings Co., Ltd. (b)	5,600	205,271
US Foods Holding Corp. (a)	3,906	163,622
Walgreens Boots Alliance, Inc.	4,004	236,076
Walmart, Inc.	2,728	324,196
		1,549,258
Health Care Providers & Services - 3.30%
CVS Health Corp.	2,690	199,840
Fresenius SE & Co. KGaA (b)	3,132	176,249
Henry Schein, Inc. (a)(f)	1,908	127,302
Laboratory Corp. of America Holdings (a)	988	167,140
McKesson Corp.	1,122	155,195
Medipal Holdings Corp. (b)	4,700	103,731
Quest Diagnostics, Inc.	1,610	171,932
Sonic Healthcare, Ltd. (b)	5,400	108,880
		1,210,269
Household Durables - 3.86%
Barratt Developments PLC (b)	19,887	196,911
Haseko Corp. (b)	13,500	181,222
Lennar Corp. - Class A	3,943	219,980
Meritage Homes Corp. (a)	3,731	228,001
Redrow PLC (b)	20,119	198,582
Toll Brothers, Inc.	5,321	210,233
TRI Pointe Group, Inc. (a)	11,734	182,816
		1,417,745
Insurance - 3.80%
Dai-ichi Life Holdings, Inc. (b)	9,300	153,267
Legal & General Group PLC (b)	49,654	199,464
Lincoln National Corp.	1,578	93,118
Medibank Pvt, Ltd. (b)	59,241	131,291
MetLife, Inc.	6,090	310,407
Old Mutual, Ltd. (b)	40,104	55,972
Ping An Insurance Group Co. of China, Ltd. - H Shares (b)	27,000	319,504
Prudential Financial, Inc.	1,418	132,923
		1,395,946
Interactive Media & Services - 2.81%
Alphabet, Inc. - Class A (a)(f)	301	403,156
Auto Trader Group PLC (b)	16,105	127,184
Facebook, Inc. - Class A (a)	1,206	247,532
Twitter, Inc. (a)	3,782	121,213
Yandex NV - Class A (a)(b)	3,012	130,992
		1,030,077
IT Services - 7.41%
Accenture PLC - Class A (b)(f)	1,405	295,851
Bechtle AG (b)	1,286	179,565
CACI International, Inc. (a)	933	233,241
Computershare, Ltd. (b)	8,489	100,084
CSG Systems International, Inc. (f)	2,748	142,291
DXC Technology Co. (f)	2,668	100,290
Fiserv, Inc. (a)(f)	2,021	233,688
FleetCor Technologies, Inc. (a)	801	230,464
Genpact, Ltd.	5,826	245,682
ManTech International Corp. - Class A	1,986	158,642
MAXIMUS, Inc.	1,843	137,101
NET One Systems Co., Ltd. (b)	10,200	260,428
NS Solutions Corp. (b)	4,400	144,579
TIS, Inc. (b)	2,400	141,871
Wipro, Ltd. - ADR	30,851	115,691
		2,719,468
Paper & Forest Products - 0.13%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	47,816

Pharmaceuticals - 4.23%
Bristol-Myers Squibb Co. (f)	4,003	256,953
GlaxoSmithKline PLC - ADR (f)	6,250	293,687
Merck & Co., Inc.	2,631	239,289
Novartis AG - ADR	3,130	296,380
Novo Nordisk - Class B - ADR (f)	4,044	234,067
Pfizer, Inc.	5,919	231,906
		1,552,282
Semiconductors & Semiconductor Equipment - 6.85%
Applied Materials, Inc.	3,578	218,401
ASM International NV (b)	1,408	158,925
Diodes, Inc. (a)(f)	2,649	149,324
Globalwafers Co., Ltd. (b)	10,000	128,064
Intel Corp. (f)	5,231	313,075
Lam Research Corp.	1,036	302,926
MKS Instruments, Inc.	1,245	136,963
ON Semiconductor Corp. (a)	4,986	121,559
SCREEN Holdings Co., Ltd. (b)	1,700	115,938
Sino-American Silicon Products, Inc. (b)	45,000	149,465
SK Hynix, Inc. (b)	2,511	204,239
Skyworks Solutions, Inc.	1,905	230,276
SUMCO Corp. (b)	10,900	180,600
UniTest, Inc. (b)	8,386	103,811
		2,513,566
Thrifts & Mortgage Finance - 0.31%
Radian Group, Inc.	4,553	114,553

Trading Companies & Distributors - 3.42%
Air Lease Corp.	2,912	138,378
Ferguson PLC (b)	1,819	165,543
GMS, Inc. (a)	4,178	113,140
HD Supply Holdings, Inc. (a)	3,336	134,174
Indutrade AB (b)	4,056	145,040
ITOCHU Corp. (b)	5,900	136,742
Mitsui & Co., Ltd. (b)	7,400	131,539
Triton International, Ltd. (b)(f)	3,573	143,635
WESCO International, Inc. (a)	2,501	148,534
		1,256,725
TOTAL COMMON STOCKS (Cost $21,161,324)		$22,818,006

INVESTMENT COMPANIES - 15.05%
Exchange Traded Funds - 15.05%
Invesco CurrencyShares Euro Currency Trust (a)(f)	5,297	$563,071
Invesco CurrencyShares Japanese Yen Trust (a)(f)	14,260	1,246,752
iShares Intermediate-Term Corporate Bond ETF	15,683	909,300
iShares JP Morgan USD Emerging Markets Bond ETF (f)	7,295	835,715
iShares MBS ETF	7,241	782,463
SPDR Gold Shares (a)	8,303	1,186,499
TOTAL INVESTMENT COMPANIES (Cost $5,287,848)		$5,523,800

	Principal Amount	Fair Value
CORPORATE BONDS - 1.53%
Banks - 1.53%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$560,631
TOTAL CORPORATE BONDS (Cost $520,179)		$560,631

UNITED STATES TREASURY OBLIGATIONS - 3.57%
United States Treasury Notes - 3.57%
2.500%, 12/31/2020 (f)	$1,300,000	$1,310,867
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,310,088)		$1,310,867

FOREIGN GOVERNMENT BONDS - 4.24%
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD 610,000	$483,289
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 474,000	595,544
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP 340,000	477,749
TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,487,832)		$1,556,582

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 11.19%
Money Market Funds - 11.19%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.490% (c)(g)	4,109,265	$4,109,265
TOTAL SHORT-TERM INVESTMENTS (Cost $4,109,265)		$4,109,265

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 20.39%
Mount Vernon Liquid Assets Portfolio, LLC, 1.780% (c)	7,482,751	$7,482,751
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $7,482,751)		$7,482,751

Total Investments (Cost $41,359,287) - 118.13%		$43,361,902
Liabilities in Excess of Other Assets - (18.13)%		(6,656,276)
TOTAL NET ASSETS - 100.00%		$36,705,626

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2019.
(d)	Illiquid security. The fair value of these securities total $47,816 which represents 0.13% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)
This security or a portion of this security was out on loan as of December 31, 2019. Total loaned securities had a value of $7,318,147 or 19.94% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(g)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$340,255	0.78%
Brazilian Real	105,588	0.24
British Pound	1,421,405	3.28
Canadian Dollar	705,246	1.63
Euro	2,319,073	5.35
Hong Kong Dollar	736,844	1.70
Indonesian Rupiah	110,513	0.25
Japanese Yen	2,254,639	5.20
Malaysian Ringgit	90,999	0.21
Mexican Peso	94,911	0.22
South African Rand	76,314	0.18
South Korean Won	393,556	0.91
Swedish Krona	278,514	0.64
Swiss Franc	183,519	0.42
Taiwan New Dollar	579,904	1.34
Thai Baht	224,659	0.52
Turkish Lira	55,671	0.13
US Dollar	33,390,292	77.00
Total Investments	$43,361,902	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$340,255	0.78%
Bermuda	143,635	0.33
Brazil	105,588	0.24
United Kingdom	1,659,120	3.83
Canada	705,246	1.63
China	990,129	2.28
Mexico	94,911	0.22
Malaysia	90,999	0.21
Denmark	234,067	0.54
France	595,544	1.37
Germany	518,439	1.20
India	115,691	0.27
Indonesia	110,513	0.25
Ireland	644,412	1.49
Italy	113,432	0.26
Japan	2,254,639	5.20
Netherlands	375,526	0.87
Russia	130,992	0.30
South Africa	132,286	0.30
South Korea	393,556	0.91
Sweden	278,514	0.64
Switzerland	479,899	1.11
Taiwan	579,904	1.34
Thailand	224,659	0.52
Turkey	55,671	0.13
United States	31,994,275	73.78
Total Investments	$43,361,902	100.00%

Leuthold Global Fund
Schedule of Securities Sold Short - (a)
December 31, 2019 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 4.46%
Aerospace & Defense - 0.16%
AeroVironment, Inc.	143	$8,829
Axon Enterprise, Inc.	336	24,622
The Boeing Co.	78	25,409
		58,860
Air Freight & Logistics - 0.08%
FedEx Corp.	181	27,369

Auto Components - 0.05%
Dorman Products, Inc.	120	9,086
Veoneer, Inc. (b)	542	8,466
		17,552
Banks - 0.16%
Commerce Bancshares, Inc.	383	26,038
First Republic Bank	280	32,886
		58,924
Beverages - 0.03%
National Beverage Corp.	214	10,918

Capital Markets - 0.08%
The Charles Schwab Corp.	504	23,970
Virtu Financial, Inc. - Class A	384	6,140
		30,110
Chemicals - 0.27%
Ashland Global Holdings, Inc.	370	28,316
DuPont de Nemours, Inc.	455	29,211
The Mosaic Co.	1,401	30,318
Quaker Chemical Corp.	60	9,871
		97,716
Commercial Services & Supplies - 0.07%
Rollins, Inc.	731	24,240

Electronic Equipment, Instruments & Components - 0.14%
II-VI, Inc.	743	25,017
IPG Photonics Corp.	189	27,390
		52,407
Energy Equipment & Services - 0.21%
Core Laboratories NV (b)	475	17,893
Halliburton Co.	716	17,521
National Oilwell Varco, Inc.	702	17,585
Schlumberger, Ltd.	567	22,793
		75,792
Entertainment - 0.21%
Netflix, Inc.	75	24,268
The Walt Disney Co.	180	26,033
World Wrestling Entertainment, Inc. - Class A	407	26,402
		76,703
Food Products - 0.03%
Cal-Maine Foods, Inc.	245	10,474

Gas Utilities - 0.15%
New Jersey Resources Corp.	228	10,162
Northwest Natural Holding Co.	131	9,659
South Jersey Industries, Inc.	299	9,861
UGI Corp.	546	24,657
		54,339
Health Care Equipment & Supplies - 0.29%
ABIOMED, Inc.	110	18,765
Avanos Medical, Inc.	280	9,436
ICU Medical, Inc.	150	28,068
Intuitive Surgical, Inc.	54	31,922
iRhythm Technologies, Inc.	241	16,410
		104,601
Health Care Technology - 0.02%
Tabula Rasa HealthCare, Inc.	172	8,373

Hotels, Restaurants & Leisure - 0.23%
The Cheesecake Factory, Inc.	611	23,743
Eldorado Resorts, Inc.	490	29,224
Marriott International, Inc.	196	29,680
		82,647
Household Durables - 0.06%
iRobot Corp.	436	22,075

Industrial Conglomerates - 0.07%
General Electric Co.	2,328	25,980

Interactive Media & Services - 0.09%
Zillow Group, Inc. - Class C	677	31,101

Internet & Direct Marketing Retail - 0.21%
Amazon.com, Inc.	15	27,717
Grubhub, Inc.	473	23,007
Wayfair, Inc. - Class A	280	25,304
		76,028
IT Services - 0.14%
GoDaddy, Inc. - Class A	394	26,760
Twilio, Inc. - Class A	259	25,455
		52,215
Life Sciences Tools & Services - 0.08%
Illumina, Inc.	93	30,852

Machinery - 0.30%
Actuant Corp.	469	12,208
Proto Labs, Inc.	102	10,358
The Toro Co.	370	29,478
Westinghouse Air Brake Technologies Corp.	411	31,976
Xylem, Inc.	349	27,498
		111,518
Media - 0.03%
Scholastic Corp.	272	10,458

Metals & Mining - 0.14%
Alcoa Corp.	1,229	26,436
Freeport-McMoRan, Inc.	1,933	25,361
		51,797
Multiline Retail - 0.07%
Ollie's Bargain Outlet Holdings, Inc.	407	26,581

Oil, Gas & Consumable Fuels - 0.13%
Concho Resources, Inc.	268	23,469
Noble Energy, Inc.	1,007	25,014
		48,483
Pharmaceuticals - 0.08%
Elanco Animal Health, Inc.	1,042	30,687

Real Estate Investment Trusts (REITs) - 0.02%
JBG SMITH Properties	222	8,856

Software - 0.50%
Autodesk, Inc.	153	28,069
Dropbox, Inc. - Class A	1,295	23,194
New Relic, Inc.	322	21,159
PTC, Inc.	344	25,762
salesforce.com, Inc.	197	32,040
Splunk, Inc.	177	26,509
Zscaler, Inc.	543	25,250
		181,983
Specialty Retail - 0.03%
National Vision Holdings, Inc.	363	11,772

Technology Hardware, Storage & Peripherals - 0.02%
3D Systems Corp.	1,042	9,118

Textiles, Apparel & Luxury Goods - 0.22%
Canada Goose Holdings, Inc. (b)	662	23,991
Capri Holdings, Ltd. (b)	731	27,888
VF Corp.	305	30,396
		82,275
Trading Companies & Distributors - 0.09%
Univar Solutions, Inc.	1,356	32,869
TOTAL COMMON STOCKS (Proceeds $1,654,216)		$1,635,673

INVESTMENT COMPANIES - 4.99%
Exchange Traded Funds - 4.99%
iShares MSCI ACWI ETF	10,885	$862,636
iShares MSCI EAFE ETF	11,094	770,367
iShares MSCI Emerging Markets ETF	4,447	199,537
TOTAL INVESTMENT COMPANIES (Proceeds $1,804,161)		$1,832,540

TOTAL SECURITIES SOLD SHORT
(Proceeds $3,458,377) - 9.45%		$3,468,213

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2019:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks
Banks	$910,359	$707,677		$-	$1,618,036
Building Products	868,600	133,474		-	1,002,074
Capital Markets	1,391,969	231,047		-	1,623,016
Construction Materials	524,909	822,814		-	1,347,723
Consumer Finance	1,145,929	139,730		-	1,285,659
Entertainment	745,884	387,909		-	1,133,793
Food & Staples Retailing	1,127,386	421,872		-	1,549,258
Health Care Providers & Services	821,409	388,860		-	1,210,269
Household Durables	841,030	576,715		-	1,417,745
Insurance	536,448	859,498		-	1,395,946
Interactive Media & Services	902,893	127,184		-	1,030,077
IT Services	1,892,941	826,527		-	2,719,468
Paper & Forest Products	-	-		47,816	47,816
Pharmaceuticals	1,552,282	-		-	1,552,282
Semiconductors & Semiconductor Equipment	1,472,524	1,041,042		-	2,513,566
Thrifts & Mortgage Finance	114,553	-		-	114,553
Trading Companies & Distributors	677,861	578,864		-	1,256,725
Total Common Stocks	15,526,977	7,243,213		47,816	22,818,006
Exchange Traded Funds	5,523,800	-		-	5,523,800
Corporate Bonds	-	560,631		-	560,631
United States Treasury Obligations	-	1,310,867		-	1,310,867
Foreign Government Bonds	-	1,556,582		-	1,556,582
Money Market Funds	4,109,265	-		-	4,109,265
Investments Purchased as Securities Lending Collateral*	-	-		-	7,482,751
Total Investments in Securities	$25,160,042	$10,671,293		$47,816	$43,361,902

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$1,635,673	$-		$-	$1,635,673
Exchange Traded Funds	1,832,540	-		-	1,832,540
Total Securities Sold Short	$3,468,213	$-		$-	$3,468,213

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Investments in Securities at Fair Value
Balance as of September 30, 2019		$47,539
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized appreciation		277	*
Purchases		-
Sales		-
Transfer into and/or out of Level 3		-
Balance as of December 31, 2019		$47,816	(1)

Change in unrealized appreciation during the period for Level 3 investments held at December 31, 2019:		$277

* Unrealized appreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.